Income Taxes (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of The Federal Income Tax Rate [Abstract]
Federal statutory rate			21.00%		21.00%	21.00%
Non-deductible items					(1.24%)	(7.85%)
State and local taxes, net of federal taxes					0.00%	6.98%
State effect of perm items					0.00%	(2.61%)
Deferred rate change					0.14%	0.00%
Valuation allowance					8.74%	(17.52%)
Total Provision and Effective Tax Rate	6.78%	24.26%	49.76%	29.96%	28.64%	0.00%